Intangibles Assets - Schedule of Intangible Assets (Details)	Sep. 30, 2018 USD ($)
Intangible assets, cost	$ 6,567,238
Intangible assets, Accumulated Amortization	(324,194)
Intangible assets, Net	6,243,044
Management Service Agreement [Member]
Intangible assets, cost	4,975,731
Intangible assets, Accumulated Amortization	(147,360)
Intangible assets, Net	4,828,371
Non Compete Agreement [Member]
Intangible assets, cost	1,591,507
Intangible assets, Accumulated Amortization	(176,834)
Intangible assets, Net	$ 1,414,673